Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets [Abstract]
Schedule of intangible asset was determined
	VANE Agreement $	Getty Database $	Signal Equities Database $	Grants Mineral Belt Database $	Total $
Balance, December 31, 2020	226,368	-	67,251	190,012	483,631
Additions	-	-	-	17,500	17,500
Amortization	(20,515)	-	-	-	(20,515)
Currency Translation Adjustment	1,651	-	-	9,729	11,380
Balance, December 31, 2021	207,504	-	67,251	217,241	491,996
Additions	-	55,500	-	-	55,500
Amortization	(19,764)	-	-	-	(19,764)
Currency Translation Adjustment	900	(350)	-	-	550
Balance, December 31, 2022	188,640	55,150	67,251	217,241	528,282